SEGMENT REPORTING (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Gross Profit	$ 2,919,000	$ 4,155,000	$ 5,621,000	$ 6,976,000
Pre Tax Income (Loss)	(2,171,000)	(378,000)	(3,325,000)	(2,464,000)
Benefit from Income Taxes	(199,000)	(126,000)	(199,000)	(782,000)
Assets	75,866,000		75,866,000		$ 82,800,000
COMPLEX MACHINING
Net Sales	10,473,000	10,301,000	20,364,000	17,768,000
Gross Profit	939,000	2,564,000	3,840,000	4,422,000
Pre Tax Income (Loss)	(1,378,000)	507,000	(293,000)	107,000
Assets	44,222,000	52,689,000	44,222,000	52,689,000
AEROSTRUCTURES AND ELECTRONICS
Net Sales	4,733,000	6,041,000	9,053,000	11,201,000
Gross Profit	1,934,000	1,446,000	1,960,000	2,394,000
Pre Tax Income (Loss)	348,000	(167,000)	(931,000)	(939,000)
Assets	19,458,000	19,268,000	19,458,000	19,268,000
TURBINE ENGINE COMPONENTS
Net Sales	1,878,000	3,021,000	3,820,000	5,578,000
Gross Profit	46,000	145,000	(179,000)	160,000
Pre Tax Income (Loss)	(669,000)	(738,000)	(1,496,000)	(1,652,000)
Assets	11,541,000	17,441,000	11,541,000	17,441,000
CORPORATE
Net Sales	0	0	0	0
Gross Profit	0	0	0	0
Pre Tax Income (Loss)	(472,000)	20,000	(605,000)	20,000
Assets	645,000	653,000	645,000	653,000
CONSOLIDATED
Net Sales	17,084,000	19,363,000	33,237,000	34,547,000
Gross Profit	2,919,000	4,155,000	5,621,000	6,976,000
Pre Tax Income (Loss)	(2,171,000)	(378,000)	(3,325,000)	(2,464,000)
Benefit from Income Taxes	199,000	126,000	199,000	782,000
Net Loss	(1,972,000)	(252,000)	(3,126,000)	(1,682,000)
Assets	$ 7,866,000	$ 90,051,000	$ 7,866,000	$ 90,051,000